Loans and advances to central banks and credit institutions (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets held for trading	€ 116,953	€ 114,945	€ 108,230
Non-trading financial assets mandatorily at fair value through profit or loss	5,536	4,486	4,911
Financial assets designated at fair value through profit or loss	15,957	48,717	62,069
Financial assets designated at fair value through other comprehensive income	108,038	120,953	125,708
Financial assets at amortised cost	1,037,898	958,378	995,482
Total financial assets	163,853	176,554	184,596
Gross carrying amount | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Total financial assets	133,437	134,792	147,575
Gross carrying amount | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Total financial assets	128	72	446
Gross carrying amount | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Total financial assets	280	401	647
Gross carrying amount | Reverse repurchase agreements
Disclosure of financial assets [line items]
Total financial assets	33,264	35,702	45,703
Gross carrying amount | Impaired assets
Disclosure of financial assets [line items]
Total financial assets	31,645	30,815	32,543
Accumulated impairment
Disclosure of financial assets [line items]
Total financial assets	(215)	(284)	(474)
Loans and advances
Disclosure of financial assets [line items]
Financial assets held for trading	20,834	299	355
Non-trading financial assets mandatorily at fair value through profit or loss	537	552	386
Financial assets designated at fair value through profit or loss	13,441	45,738	58,883
Financial assets designated at fair value through other comprehensive income	7,663	9,267	4,440
Financial assets at amortised cost	1,002,190	932,300	965,693
Currency
Disclosure of financial assets [line items]
Total financial assets	71,983	71,957	87,539
Currency | Euro
Disclosure of financial assets [line items]
Total financial assets	24,286	22,260	32,248
Currency | Pound sterling
Disclosure of financial assets [line items]
Total financial assets	3,228	4,127	3,659
Currency | US dollar
Disclosure of financial assets [line items]
Total financial assets	12,639	13,209	14,442
Currency | Brazilian real
Disclosure of financial assets [line items]
Total financial assets	24,011	26,437	30,919
Currency | Other currencies
Disclosure of financial assets [line items]
Total financial assets	7,819	5,924	6,271
Currency | Gross carrying amount | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Total financial assets	54,833	50,344	59,430
Currency | Gross carrying amount | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Total financial assets	0	0	0
Currency | Gross carrying amount | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Total financial assets	1	1	1
Currency | Accumulated impairment | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Total financial assets	(8)	(8)	(14)
Currency | Accumulated impairment | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Total financial assets	0	0	0
Currency | Accumulated impairment | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Total financial assets	0	0	0
Central banks
Disclosure of financial assets [line items]
Financial assets held for trading	3,608	0	0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Financial assets designated at fair value through profit or loss	0	9,481	6,473
Financial assets designated at fair value through other comprehensive income	0	0	0
Financial assets at amortised cost	15,657	12,499	18,474
Loans and receivables	19,265	21,980	24,947
Central banks | Gross carrying amount | Time deposits
Disclosure of financial assets [line items]
Total financial assets	13,275	11,757	17,533
Central banks | Gross carrying amount | Reverse repurchase agreements
Disclosure of financial assets [line items]
Total financial assets	5,990	10,223	7,414
Central banks | Gross carrying amount | Impaired assets
Disclosure of financial assets [line items]
Total financial assets	0	0	0
Central banks | Gross carrying amount | Valuation adjustments for impairment
Disclosure of financial assets [line items]
Total financial assets	0	0	0
Credit institutions
Disclosure of financial assets [line items]
Financial assets held for trading	10,397	3	0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Financial assets designated at fair value through profit or loss	3,152	12,136	21,649
Financial assets designated at fair value through other comprehensive income	0	0	0
Financial assets at amortised cost	39,169	37,838	40,943
Total financial assets	52,718	49,977	62,592
Credit institutions | Gross carrying amount | Time deposits
Disclosure of financial assets [line items]
Total financial assets	10,684	7,338	9,699
Credit institutions | Gross carrying amount | Reverse repurchase agreements
Disclosure of financial assets [line items]
Total financial assets	18,853	20,862	31,180
Credit institutions | Gross carrying amount | Non- loans advances
Disclosure of financial assets [line items]
Total financial assets	23,188	21,784	21,726
Credit institutions | Gross carrying amount | Impaired assets
Disclosure of financial assets [line items]
Total financial assets	1	1	1
Credit institutions | Accumulated impairment | Valuation adjustments for impairment
Disclosure of financial assets [line items]
Total financial assets	€ (8)	€ (8)	€ (14)